Income Tax: (Details 1) - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Income Tax Details Oneabstract [Abstract]
Income tax expense (benefit) based on Canadian tax rates	$ (2,297,142)	$ 16,994,571
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	260,663	(1,813,647)
Non-deductible expenses	9,152	908,032
Withholding tax		759,062
Previously unrecognized tax benefits	(4,347,907)	(11,508,151)
Change in valuation allowance and other	2,027,327	(5,141,651)
Income tax	$ (4,347,907)	$ 198,216